Reconciliations for All Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Auction rate securities, Level 3, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Auction rate securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 6,928	¥ 6,651
Total realized/unrealized gains or losses
Included in earnings
Included in other comprehensive income (loss)	202	115
Purchases, issuances, settlements and sales
Purchases
Issuances
Settlements
Sales	(790)	(691)
Foreign currency translation	659	853
Balance at end of year	6,999	6,928
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Included in other comprehensive income (loss)	¥ 103	¥ 115